Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 20,216	$ 18,710
Non-current provisions	13,179	17,017
Total provisions	33,395	35,727
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	10,774	10,764
Non-current provisions	13,116	14,645
Total provisions	23,890	25,409
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	3,692	4,195
Non-current provisions	63	47
Total provisions	3,755	4,242
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	3,751
Non-current provisions		2,325
Total provisions	3,750	$ 6,076
Provision for Litigation Settlements
Disclosure Of Other Provisions [Line Items]
Current provisions	2,000
Total provisions	$ 2,000